Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Schedule of cash, cash equivalents and restricted cash
	December 31,
(in thousands)	2022	2021

Cash held in banks	$2,123	$1,199
Bank deposits in U.S.$ with original maturities of three months or less (annual average interest rates 3.95% and 0.1%)	47,822	10,003
Total cash and cash equivalents	49,945	11,202
Restricted cash – current – Prepaid expenses and other receivables	113	113
Restricted cash – noncurrent – Other assets	299	321
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$50,357	$11,636